UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:      12/99
                                               _________________

Check here if Amendment [  ]; Amendment Number: _______

  This Amendment (Check only one.):     [  ] is a restatement.
                                        [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:  New Providence Capital Management, L.L.C.
      _____________________________________________

Address:  2859 Paces Ferry Rd., Suite 2125, Atlanta, GA  30339
         _________________________________________________________

13F File Number:  28-04925
                  ____________


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lauren Templeton
       _________________________________________

Title:  Research Analyst
       _________________________________________

Phone:  (770) 333-0356
       _________________________________________

Signature, Place, and Date of Signing:

 /s/ Lauren Templeton          Atlanta, GA                    02/29/00
_________________________     ____________________________   _______________
[Signature]                   [City, State]                  [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
     [If there are no entries in this list, omit this section.]

     13F File Number                    Name

     28-_________________               __________________________

               [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0
                                         ______________

Form 13F Information Table Entry Total:        98
                                         ______________

Form 13F Information Table Value Total:      $54,291
                                         ______________
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 |---INVESTMENT----|   OTHER    |------VOTING------|
                                                                                     DISCRETION       MANAGER         AUTHORITY
NAME OF ISSUER                   TITLE                       FAIR
                                 OF         CUSIP            MARKET
                                 CLASS      NUMBER           VALUE    SHARES     SOLE  DEFINED OTHER            SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

ADC Telecommunications Inc.      Common     000886101     2,069,844   28,525      X                           28,525
Advanced Energy Industries, Inc. Common     007973100       128,050    2,600      X                            2,600
Alcan Aluminum Ltd.              Common     013716105       127,681    3,100      X                            3,100
American Freightways Corporation Common     02629V108        93,888    5,800      X                            5,800
American Standard Companies, Inc.Common     029712106       114,375    2,500      X                            2,500
Andrx Corporation                Common     034551101        88,856    2,100      X                            2,100
AnnTaylor Stores  Corporation    Common     036115103       499,344   14,500      X                           14,500
Apache Corporation               Common     037411105        96,038    2,600      X                            2,600
Applied Materials,  Inc.         Common     038222105       915,317    7,225      X                            7,225
ATMI, Inc.                       Common     00207R101       115,719    3,500      X                            3,500
Avis Rent A Car, Inc.            Common     053790101       132,925    5,200      X                            5,200
Bally Total Fitness Holding Corp Common     05873K108     1,279,665   47,950      X                           47,950
BMC Software, Inc.               Common     055921100       901,295   11,275      X                           11,275
Boston Scientific                Common     101137107       115,937    5,300      X                            5,300
Briggs & Stratton Corporation    Common     109043109        91,163    1,700      X                            1,700
Brunswick Corporation            Common     117043109       734,250   33,000      X                           33,000
Burr-Brown Corporation           Common     122574106       130,050    3,600      X                            3,600
Capital One Financial Corp.      Common     14040H105       861,351   17,875      X                           17,875
Caterpillar Inc.                 Common     149123101     2,164,874   46,000      X                           46,000
Central Europeanequity Fund      Common     153436100     1,154,313   80,300      X                           80,300
Champion International Corp.     Common     158525105        99,100    1,600      X                            1,600
Chevron Corporation              Common     166751107       854,555    9,865      X                            9,865
Children's Place Retail Stores   Common     168905107        65,750    4,000      X                            4,000
Circuit City Stores, Inc.        Common     172737108     1,015,032   22,525      X                           22,525
Cognex Corporation               Common     192422103       120,900    3,100      X                            3,100
Conoco Inc.                      Common     208251405       276,435   11,113      X                           11,113
Credence Systems Corporation     Common     225302108       164,350    1,900      X                            1,900
Delphi Automotive Systems Corp.  Common     247126105        82,010    5,207      X                            5,207
Dycom Industries, Inc.           Common     267475101        72,703    1,650      X                            1,650
E. I. du Pont de Nemours Company Common     263534109     2,096,997   31,833      X                           31,833
Eastman Kodak Company            Common     277461109     2,216,062   33,477      X                           33,477
Electronics for Imaging, Inc.    Common     286082102       122,063    2,100      X                            2,100
EOG Resources, Inc.              Common     26875P101        94,838    5,400      X                            5,400
ESS Technology, Inc.             Common     269151106       144,219    6,500      X                            6,500
Ethan Allen Interiors, Inc.      Common     297602104       759,882   23,700      X                           23,700
Exxon Mobil Corporation          Common     30231G102     1,002,197   12,440      X                           12,440
FDX Corporation                  Common     31304N107       491,250   12,000      X                           12,000
Forest Oil Corporation           Common     346091606       116,050    8,800      X                            8,800
Furniture Brands International   Common     360921100       613,800   27,900      X                           27,900
General Motors Corporation       Common     370442105     1,118,661   15,390      X                           15,390
Golden State Bancorp, Inc.       Common     381197102     1,125,993   65,275      X                           65,275
Goodyear Tire & Rubber Company   Common     382550101     1,286,870   45,850      X                           45,850
Guess?, Inc.                     Common     401617105       141,375    6,500      X                            6,500
H. B. Fuller Company             Common     359694106       100,688    1,800      X                            1,800
Harmonic, Inc.                   Common     413160102       161,394    1,700      X                            1,700
Helix Technology Corporation     Common     423319102       107,550    2,400      X                            2,400
Hollinger International, Inc.    Common     435569108        58,219    4,500      X                            4,500
Hollywood Entertainment Corp.    Common     436141105        29,725    2,050      X                            2,050
In Focus Systems, Inc.           Common     452919103       108,981    4,700      X                            4,700
InaCom Corp.                     Common     45323G109        32,906    4,500      X                            4,500
Integrated Device Technology     Common     458118106       136,300    4,700      X                            4,700
Intimate Brands, Inc.            Common     461156101        58,866    1,365      X                            1,365
Intimate Brands, Inc.            Common     461156101       504,994   11,710      X                           11,710
IVAX Corporation                 Common     465823102       144,200    5,600      X                            5,600
Jones Apparel Group, Inc.        Common     480074103     1,129,756   41,650      X                           41,650
J.P. Morgan & Co.                Common     616880100       881,943    6,965      X                            6,965
Kansas City Southern Industries  Common     485170104       999,975   13,400      X                           13,400
KEMET Corporation                Common     488361108       130,681    2,900      X                            2,900
Kenneth Cole  Productions, Inc.  Common     193294105     1,735,068   37,925      X                           37,925
Lam Research Corporation         Common     512807108       117,141    1,050      X                            1,050
Lexmark International Group, Inc Common     529771107     1,805,375   19,950      X                           19,950
LSI Logic Corporation            Common     502161102       114,750    1,700      X                            1,700
Manitowoc Company, Inc.          Common     563571108       112,200    3,300      X                            3,300
Mentor Corporation               Common     587188103       113,575    4,400      X                            4,400
Millipore Corporation            Common     601073109       112,013    2,900      X                            2,900
Minnesota Mining and Manu.       Common     604059105     2,739,521   27,990      X                           27,990
Modis Professional  Services     Common     607830106       857,850   60,200      X                           60,200
National Semiconductor Corp.     Common     637640103       124,156    2,900      X                            2,900
Navigant Consulting, Inc.        Common     63935N107       195,750   18,000      X                           18,000
Ocean Energy Inc.                Common     67481E106        85,250   11,000      X                           11,000
Outback Steakhouse, Inc.         Common     689899102       325,840   12,563      X                           12,563
Philip Morris Companies, Inc.    Common     718154107       700,519   30,431      X                           30,431
Price Communications Corporation Common     741437307       122,375    4,400      X                            4,400
Quiksilver, Inc.                 Common     74838C106       392,150   25,300      X                           25,300
Republic New York Corporation    Common     760719104       108,000    1,500      X                            1,500
Roadway Services, Inc.           Common     760719104        16,218      750      X                              750
Ross Stores, Inc.                Common     778296103       563,237   31,400      X                           31,400
Safety-Kleen Corp.               Common     78648R203        42,988    3,800      X                            3,800
Scientific-Atlanta, Inc.         Common     808655104        89,000    1,600      X                            1,600
Scudder Brazil Fund              Common     105759104     3,145,000  170,000      X                          170,000
Sears Roebuck & Co.              Common     812387208       355,387   11,700      X                           11,700
Spiegel, Inc.                    Common     848457107        49,219    7,000      X                            7,000
Station Casinos, Inc.            Common     857689103     1,360,835   60,650      X                           60,650
Steel Technologies               Common     858147101       105,850    7,300      X                            7,300
Sybase, Inc.                     Common     871130100       110,500    6,500      X                            6,500
Tandy Corporation                Common     875382103       640,062   13,000      X                           13,000
Temple-Inland Inc.               Common     879838107        98,906    1,500      X                            1,500
Terex Corporation                Common     880779103       102,675    3,700      X                            3,700
Texas Instruments Incorporated   Common     882508104       106,494    1,100      X                            1,100
Tiffany & Co.                    Common     886547108     2,050,518   22,975      X                           22,975
Tommy Hilfiger Corporation       Common     G8915Z102       442,956   18,950      X                           18,950
Tyco International , Ltd.        Common     902124106       513,650   13,150      X                           13,150
United Healthcare  Corporation   Common     910581107     1,276,328   24,025      X                           24,025
USFreightways Corporation        Common     916906100     1,472,156   30,750      X                           30,750
Vitesse Semi-conductor, Corp.    Common     928497106       786,563   15,000      X                           15,000
Waters Corporation               Common     941848103       500,850    9,450      X                            9,450
Weyerhaeuser Company             Common     962166104       111,309    1,550      X                            1,550
Willamette Industries, Inc.      Common     969133107       106,806    2,300      X                            2,300


Report Total                                             54,291,241
